Share-based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2023 EUR (€)
Disclosure Of Share Based Payments [Line Items]
Weighted-average contractual life for stock options outstanding		2 years 9 months 18 days	3 years 3 months 18 days	2 years 8 months 12 days
Weighted-average share price at exercise for options exercised (in dollars per share) | $ / shares	$ 165.13		$ 158.59	$ 280.08
Weighted average fair value at measurement date, share options granted (in dollars per share) | $ / shares	49.44		$ 43.56	$ 78.65
Expected dividend, share options granted | €		€ 0
Increase decrease in expected life		1 year
Expense recognized to forfeiture credit for shares forfeited | €		€ 48,000,000
Cost of revenue
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited | €		2,000,000
Research and development
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited | €		27,000,000
Sales and marketing
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited | €		8,000,000
General and administrative
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited | €		€ 11,000,000
Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares) | shares		1,379,324	2,914,248	793,337
Estimated amount required to remit to tax authorities if RSUs outstanding vest | €							€ 175,000,000
Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares) | shares		0	30,824	22,988
2020 Plans | Employee Stock Option Plans
Disclosure Of Share Based Payments [Line Items]
Percentage of fair value of ordinary shares		150.00%
Options granted period		5 years
2020 Plans | Employee Stock Option Plans | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
2020 Plans | Employee Stock Option Plans | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
2020 Plans | Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
2020 Plans | Restricted stock units | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
2020 Plans | Restricted stock units | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
Anchor | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period						4 years
Number of shares granted (in shares) | shares						162,320
Number of ordinary shares represented by each equity instruments granted (in shares) | shares						1
Grant date fair value of each equity instrument (in dollars per share) | $ / shares						$ 145.21
The Ringer | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period					5 years
Number of shares granted (in shares) | shares					34,450
Number of ordinary shares represented by each equity instruments granted (in shares) | shares					1
Grant date fair value of each equity instrument (in dollars per share) | $ / shares					$ 145.14
Podsights | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
Number of shares granted (in shares) | shares		30,824
Grant date fair value of each equity instrument (in dollars per share) | $ / shares	$ 162.21